General (Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed) (Details) (Acquisition Of Merced [Member], USD $) In Thousands, unless otherwise specified	Feb. 07, 2012
Acquisition Of Merced [Member]
Cash	$ 23,509
Trade receivables	14,116
Other receivables and prepaid expenses	1,201
Current deferred tax assets	1,120
Inventories	85
Long-term deposits	80
Property and equipment	1,714
Intercompany receivable	4,153
Other intangible assets	139,583
Goodwill	75,599
Total assets acquired	261,160
Trade payables	(858)
Current deferred tax liabilities	(2,046)
Accrued expenses and other liabilities	(24,061)
Long-term deferred tax liabilities	(48,327)
Total liabilities assumed	(75,292)
Total purchase price	$ 185,868